Salary and benefit payable	12 Months Ended
Dec. 31, 2022
Salary and benefit payable
Salary And Benefit Payable

20. Salary and benefit payable

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Salary and benefit payable to employees	7,808	9,599
Consulting expenses payable to a shareholder’s representatives(1)	2,064	2,580
Total	9,872	12,179

As of December 31, 2022, due to liquidity issue faced by the Company, the Company was unable to pay its employees on monthly basis.

(1) See Note 27 of Notes to the Consolidated Financial Statements, Section 3. Consulting expenses for representatives from a shareholder for detailed disclosure.